Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities
NOTE 5 - OTHER CURRENT LIABILITIES:

	December 31
	2021	2020

	U.S. dollars in thousands
Accrued vacation	3,464	2,989
Taxes payable	40	37
Accrued expenses- related party	142	—
Accrued expenses - other	2,977	2,401

	6,623	5,427